SUPPLEMENT TO THE
FIDELITY CONTRAFUND II
A FUND OF FIDELITY HASTINGS STREET TRUST
AUGUST 24, 1998
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES PARAGRAPH (III)    FOUND     IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

THE FOLLOWING INFORMATION REPLACES PARAGRAPH (V) FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"EXPOSURE TO FOREIGN MARKETS" ON PAGE 4.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000. As a result, some foreign markets, brokers, banks or securities depositories could experience at least temporary disruptions, which could result in difficulty buying and selling securities in certain foreign markets and pricing foreign investments, and foreign issuers could fail to pay timely dividends, interest or principal. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

SUPPLEMENT TO THE FIDELITY FUND
AUGUST 24, 1998
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

SUPPLEMENT TO THE FIDELITY FIFTY
AUGUST 24, 1998
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

SUPPLEMENT TO THE
FIDELITY GROWTH & INCOME II PORTFOLIO
A FUND OF FIDELITY HASTINGS STREET TRUST
DECEMBER 23, 1998
STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 2.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "EXPOSURE TO FOREIGN MARKETS"IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 3.

   It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000. As a result, some foreign markets, brokers, banks or securities depositories could experience at least temporary disruptions, which could result in difficulty buying and selling securities in certain foreign markets and pricing foreign investments, and foreign issuers could fail to pay timely dividends, interest or principal. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" SECTION ON PAGE 21.

                    Group Fee Rate     Individual Fund Fee Rate     Management Fee Rate

Growth & Income II  0.2910%         +  0.20%                     =  0.4910%


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DISTRIBUTION AND SERVICE PLAN" SECTION ON PAGE 22.

Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of fund shares. In addition, the Plan provides that FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of fund shares, or provide shareholder support services. Currently, the Board of Trustees has authorized such payments for Fidelity Growth & Income II shares.